Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	Hunter Maritime Acquisition Corp.
Entity Central Index Key	0001679450
Trading Symbol	HUNT
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding		204,041,004